WARRANT LIABILITIES (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 14, 2022	Jun. 13, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liability, noncurrent	$ 6,000		$ 3,000	$ 338,000
Change in fair value of warrants	(3,000)	$ (153,000)	334,000	4,158,000
Estimate of Fair Value Measurement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liability, noncurrent	$ 6,400		$ 3,200	$ 300,000
Redeemable Warrants | Class A common stock
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants outstanding (in shares)						10,000,000
Exercise price of warrants (in dollars per share)						$ 11.5
Warrants and rights outstanding					$ 6,000,000	$ 10,000,000
Number of shares issuable per each warrant (in shares)					1
Private Placement Warrant
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants outstanding (in shares)					6,000,000
Exercise price of warrants (in dollars per share)						$ 11.5